Jul. 26, 2019
WESTWOOD SHORT DURATION HIGH YIELD FUND

THE ADVISORS’ INNER CIRCLE FUND

Westwood LargeCap Value Fund

Westwood Income Opportunity Fund

Westwood Emerging Markets Fund

Westwood Short Duration High Yield Fund

(the “Funds”)

Supplement dated July 26, 2019 to:

•	the Westwood LargeCap Value Fund’s A Class Shares Summary Prospectus, dated March 1, 2019 (the “LargeCap Value Summary Prospectus”);

•	the Westwood Income Opportunity Fund’s A Class Shares Summary Prospectus, dated March 1, 2019, as supplemented March 22, 2019 (the “Income Opportunity Summary Prospectus”);

•	the Westwood Emerging Markets Fund’s A Class Shares Summary Prospectus, dated March 1, 2019 (the “Emerging Markets Summary Prospectus”);

•	the Westwood Short Duration High Yield Fund’s A Class Shares Summary Prospectus, dated March 1, 2019 (the “Short Duration High Yield Summary Prospectus” and, together with the LargeCap Value Summary Prospectus, Income Opportunity Summary Prospectus and Emerging Markets Summary Prospectus, the “Summary Prospectuses”); and

•	the Funds’ A Class Shares Prospectus, dated March 1, 2019, as supplemented March 22, 2019 (the “Prospectus”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The “Average Annual Total Returns” tables in the “Performance Information” sections of the Summary Prospectuses and Prospectus do not reflect the maximum sales charge applicable to the A Class Shares of each Fund. Accordingly, the Summary Prospectuses and Prospectus are hereby amended and supplemented as described below to reflect such sales charges in the tables.

1.	In the “Performance Information” section of the LargeCap Value Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

WESTWOOD LARGECAP VALUE FUND – A CLASS	1 Year	5 Years	10 Years	Since Inception (12/31/07)
Fund Returns Before Taxes	(10.99)%	5.67%	9.52%	4.90%
Fund Returns After Taxes on Distributions	(13.17)%	3.46%	7.83%	3.40%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(5.49)%	3.99%	7.59%	3.62%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27)%	5.95%	11.18%	5.60%

2.	In the “Performance Information” section of the Income Opportunity Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

WESTWOOD INCOME OPPORTUNITY FUND – A CLASS	1 Year	5 Years	10 Years	Since Inception (12/31/07)
Fund Returns Before Taxes	(9.86)%	2.34%	6.48%	5.40%
Fund Returns After Taxes on Distributions	(11.09)%	1.56%	5.81%	4.69%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(5.38)%	1.71%	5.23%	4.27%
FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)	(0.02)%	2.64%	2.23%	3.75%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.86%	0.61%	0.35%	0.48%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	7.25%
FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)	(4.04)%	8.32%	12.53%	6.63%
25/25/25/25 Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)	(1.31)%	5.22%	7.43%	5.21%

3.	In the “Performance Information” section of the Emerging Markets Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

WESTWOOD EMERGING MARKETS FUND – A CLASS	1 Year	5 Years	Since Inception (12/26/12)
Fund Returns Before Taxes	(18.65)%	(0.19)%	(2.38)%
Fund Returns After Taxes on Distributions	(18.59)%	(0.16)%	(2.36)%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(11.23)%	0.06%	(1.69)%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))	(14.58)%	1.65%	1.06%

4.	In the “Performance Information” section of the Short Duration High Yield Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

WESTWOOD SHORT DURATION HIGH YIELD FUND – A CLASS	1 Year	5 Years	Since Inception (06/28/13)
Fund Returns Before Taxes	(1.87)%	1.24%	1.88%
Fund Returns After Taxes on Distributions	(3.42)%	(0.52)%	0.08%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(1.17)%	0.06%	0.55%
ICE BofAML U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)	(2.26)%	3.82%	4.54%

Please retain this supplement for future reference.

WHG-SK-059-0100